Financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through other comprehensive income
Summary of investment

	Year ended December 31,
	2023	2024
	RMB’000	RMB’000
Listed equity investments	104,970	66,642
Unlisted equity investments	—	129,147
	104,970	195,789

Summary of financial assets at fair value through other comprehensive income

	Year ended December 31,
	2023	2024
	RMB’000	RMB’000
Opening balance	129,060	104,970
Additions	—	127,946
Fair value changes	(24,090)	(37,127)
Closing balance	104,970	195,789